Financial Risk Management - Summary of Capital Management (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of objectives, policies and processes for managing capital [abstract]
Total liabilities	₩ 24,366,792	₩ 23,392,014
Total equity	11,319,227	14,762,501	₩ 12,731,428	₩ 12,488,281
Cash and deposits in banks	3,547,256	4,284,902
Borrowings (including bonds)	₩ 14,991,410	₩ 12,663,806
Total liabilities to equity ratio	215.00%	158.00%
Net borrowings to equity ratio	101.00%	57.00%